Investment securities (Tables)	12 Months Ended
Dec. 31, 2021
Investment securities
end of	2021	2020
Investment securities (CHF million)
Debt securities available-for-sale	1,005	607
Total investment securities	1,005	607

Investment securities by type
Investment securities by type
	2021				2020
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	2	0	0	2	3	0	0	3
Corporate debt securities	1,011	0	8	1,003	593	11	0	604
Debt securities available-for-sale	1,013	0	8	1,005	596	11	0	607

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on debt securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2021	2020	2019
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	629	6
Realized gains	0	42	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2021 (CHF million, except where indicated)
Due within 1 year	154	154	0.03
Due from 1 to 5 years	95	95	0.05
Due from 5 to 10 years	764	756	0.07
Debt securities available-for-sale	1,013	1,005	0.06

Bank
Investment securities
end of	2021	2020
Investment securities (CHF million)
Debt securities available-for-sale	1,003	605
Total investment securities	1,003	605

Investment securities by type
Investment securities by type
	2021				2020
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	0	0	0	0	1	0	0	1
Corporate debt securities	1,011	0	8	1,003	594	10	0	604
Debt securities available-for-sale	1,011	0	8	1,003	595	10	0	605

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2021	2020
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	629
Realized gains	0	42
Amortized cost, fair value and average yield of debt securities
end of 2021	Amortized cost	Fair value	Average yield (in %)
Due within 1 year	154	154	0.03
Due from 1 to 5 years	93	93	0.02
Due from 5 to 10 years	764	756	0.07
Debt securities available-for-sale	1,011	1,003	0.06